Share-Based Compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding	15,733,334	32,030,000
Number of shares, Forfeited	(2,691,282)	(2,368,461)
Number of shares, Vested	(4,002,052)	(13,928,205)
Number of shares, Outstanding	9,040,000	15,733,334
Weighted average grant date fair value, Outstanding	¥ 1.51	¥ 1.55
Weighted average grant date fair value, Forfeited	1.51	1.51
Weighted average grant date fair value, Vested	1.51	1.59
Weighted average grant date fair value, Outstanding	¥ 1.51	¥ 1.51